Long-Term Debt (Maturities of Long Term Debt) (Detail) - Crestwood Midstream Partners LP $ in Millions	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
2017	$ 1.0
2018	0.9
2019	1.0
2020	417.8
2021	0.3
Thereafter	1,136.7
Total debt	$ 1,557.7